LOAN RECEIVABLE (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of credit quality decreased	$ 2,800,000
Loans to executive officers and directors	1,000,000	1,200,000
Principal disbursements	26,000		112,000
Repayments of loans	195,000	148,000	98,000
One- to four-family residential	236,236,000	249,202,000
Multi-family residential	22,805,000	23,866,000
Threshold percentage of loan to value ratio for underwritten loans	85.00%
Executive Officer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mortgage loans	1	1
Amount of mortgage loans	215,000	78,000
Amount of line of credit	15,000
Number of home equity line of credit	1
Director
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of line of credit		100,000
Number of home equity line of credit		1
One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	414,000
One- to four-family residential	263,000,000	263,000,000
Percentage of loans	78.00%	78.00%
Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Multi-family residential	$ 273,400,000	$ 273,400,000
Percentage of loans	80.00%	80.00%